Average Annual Total Returns - TCW Enhanced Commodity Strategy Fund	Mar. 01, 2021
Bloomberg Commodity Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	(3.12%)	[1]
5 Years	1.03%	[1]
Since Inception	(7.07%)	[1]
Inception Date	Mar. 31, 2011	[1]
Class I
Average Annual Return:
1 Year	0.42%
5 Years	2.69%
Since Inception	(5.19%)
Inception Date	Mar. 31, 2011
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	(1.15%)
5 Years	1.56%
Since Inception	(6.05%)
Inception Date	Mar. 31, 2011
Class I | After taxes on distributions and sale of fund shares
Average Annual Return:
1 Year	0.14%
5 Years	1.59%
Since Inception	(3.97%)
Inception Date	Mar. 31, 2011
Class N
Average Annual Return:
1 Year	0.35%
5 Years	2.63%
Since Inception	(5.20%)
Inception Date	Mar. 31, 2011

[1]

The Bloomberg Commodity Total Return Index is a total return index based on the Bloomberg Commodity Index (“BCOM”), which is a highly liquid and diversified benchmark for commodity investments. The Bloomberg Commodity Total Return Index is composed of futures contracts and reflects the returns on a fully collateralized investment in the BCOM.